Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred shares
Disclosure of classes of share capital [line items]
OUTSTANDING (in shares)	160,258,600
STATED CAPITAL	$ 4,003	$ 4,003
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	0
OUTSTANDING (in shares)	0
STATED CAPITAL	$ 0	0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.018%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	7,998,900
OUTSTANDING (in shares)	7,998,900
STATED CAPITAL	$ 200	200
Recurring redemption date term	5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	2,128,267
OUTSTANDING (in shares)	2,128,267
STATED CAPITAL	$ 53	88
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.99%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	5,870,133
OUTSTANDING (in shares)	5,870,133
STATED CAPITAL	$ 147	112
Recurring redemption date term	5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	10,000,000
ISSUED (in shares)	8,079,291
OUTSTANDING (in shares)	8,079,291
STATED CAPITAL	$ 202	202
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.904%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	10,000,000
ISSUED (in shares)	1,918,509
OUTSTANDING (in shares)	1,918,509
STATED CAPITAL	$ 48	48
Recurring redemption date term	5 years
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.61%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	11,397,196
OUTSTANDING (in shares)	11,397,196
STATED CAPITAL	$ 291	291
Recurring redemption date term	5 years
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	8,599,204
OUTSTANDING (in shares)	8,599,204
STATED CAPITAL	$ 219	219
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.38%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	10,027,991
OUTSTANDING (in shares)	10,027,991
STATED CAPITAL	$ 256	256
Recurring redemption date term	5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	9,963,209
OUTSTANDING (in shares)	9,963,209
STATED CAPITAL	$ 254	254
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	24,000,000
ISSUED (in shares)	6,512,913
OUTSTANDING (in shares)	6,512,913
STATED CAPITAL	$ 163	163
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.865%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	24,000,000
ISSUED (in shares)	9,481,487
OUTSTANDING (in shares)	9,481,487
STATED CAPITAL	$ 237	237
Recurring redemption date term	5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.37%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	8,979,530
OUTSTANDING (in shares)	8,979,530
STATED CAPITAL	$ 224	125
Recurring redemption date term	5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	5,017,570
OUTSTANDING (in shares)	5,017,570
STATED CAPITAL	$ 125	225
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.39%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	9,535,040
OUTSTANDING (in shares)	9,535,040
STATED CAPITAL	$ 238	149
Recurring redemption date term	5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	4,464,960
OUTSTANDING (in shares)	4,464,960
STATED CAPITAL	$ 112	201
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.306%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	25,000,000
ISSUED (in shares)	23,190,312
OUTSTANDING (in shares)	23,190,312
STATED CAPITAL	$ 580	568
Recurring redemption date term	5 years
Series AL
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	25,000,000
ISSUED (in shares)	1,799,388
OUTSTANDING (in shares)	1,799,388
STATED CAPITAL	$ 45	56
Recurring redemption date term	5 years
Series AL | December 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	2.939%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	10,439,978
OUTSTANDING (in shares)	10,439,978
STATED CAPITAL	$ 239	218
Recurring redemption date term	5 years
Series AN
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	1,054,722
OUTSTANDING (in shares)	1,054,722
STATED CAPITAL	$ 24	45
Recurring redemption date term	5 years
Series AN | March 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
Series AO
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.26%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	4,600,000
OUTSTANDING (in shares)	4,600,000
STATED CAPITAL	$ 118	118
Recurring redemption date term	5 years
Series AP
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	0
OUTSTANDING (in shares)	0
STATED CAPITAL	$ 0	0
Recurring redemption date term	5 years
Series AP | March 31, 2027
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.00
Series AP | After March 31, 2027 and Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.812%
REDEMPTION PRICE (in cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	9,200,000
OUTSTANDING (in shares)	9,200,000
STATED CAPITAL	$ 228	228
Recurring redemption date term	5 years
Series AR
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	0
OUTSTANDING (in shares)	0
STATED CAPITAL	$ 0	$ 0
Recurring redemption date term	5 years
Series AR | September 30, 2028
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.00
Series AR | After September 30, 2028 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)	$ 25.50